Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[2]	Dec. 31, 2017		Dec. 31, 2016
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 323	€ 322
Share premium	7,213	7,487				€ 7,731		€ 7,873
Total share capital	323	322				322
Treasury shares	(281)	(337)				(325)
Revaluation reserves	5,868	3,436
Other reserves	456	149				(390)		1,347
Group equity	24,441	22,542	[1]	€ 24,079		24,079	[2]	€ 24,341
Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	323	322				322
Share premium	7,213	7,487				7,731
Total share capital	7,536	7,808				8,053
Retained earnings	10,667	9,995				9,699
Treasury shares	(281)	(337)				(325)
Total retained earnings	10,386	9,657				9,374
Revaluation reserves	5,868	3,436				4,898
Remeasurement of defined benefit plans	(2,397)	(1,850)				(1,669)
Other reserves	456	149				(390)
Group equity	€ 21,850	€ 19,200				€ 20,266

[1]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing
[2]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.